HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares				Fair Value
	OPEN-END FUNDS — 84.7%
	ALTERNATIVE - 23.9%
1,303,844	AQR Equity Market Neutral Fund, Class R6			$ 14,994,207
682,996	Federated Hermes MDT Market Neutral Fund, Institutional Shares			14,711,728
				29,705,935
	FIXED INCOME - 60.8%
1,107,754	Easterly Income Opportunities Fund, Class I			11,011,077
3,382,167	JPMorgan High Yield Fund, Class R6			21,950,265
1,511,601	PGIM Securitized Credit Fund, Class Z			14,692,760
1,436,658	PIMCO High Yield Spectrum Fund, Institutional Class			13,231,619
1,370,691	PIMCO Income Fund, Institutional Class			14,556,736
				75,442,457

	TOTAL OPEN-END FUNDS (Cost $103,982,283)			105,148,392

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 6.3%
	U.S. TREASURY BILLS — 6.3%
372,000	United States Treasury Bill(a)	4.0800	07/10/25	370,345
7,580,000	United States Treasury Bill(a)	4.2200	08/21/25	7,508,790
				7,879,135

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,879,015)			7,879,135

Shares
	SHORT-TERM INVESTMENTS — 10.9%
	MONEY MARKET FUNDS - 10.9%
12,049,704	Fidelity Money Market Government Portfolio, Institutional Class, 4.17%(a)			12,049,704
1,520,017	First American Government Obligations Fund Class X, 4.21%(a),(b)			1,520,017
	TOTAL MONEY MARKET FUNDS (Cost $13,569,721)			13,569,721

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,569,721)			13,569,721

	TOTAL INVESTMENTS - 101.9% (Cost $125,431,019)			$ 126,597,248
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%			(2,345,147)
	NET ASSETS - 100.0%			$ 124,252,101

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
76	CME E-Mini Standard & Poor's 500 Index Futures	06/23/2025	$22,480,800	$185,985
TOTAL FUTURES CONTRACTS

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.
(b)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Receivable	Notional Amount at May 31, 2025	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 44	BRC	6/20/2030	500 bps	$ (14,600,000)	$ 1,039,257	$ 847,882	$ 191,375

BRC - Barclays Capital
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference security and receive the reference security or (ii) pay a net amount equal to the par value of the defaulted reference security less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period end, will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference security reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference security’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference security.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at May 31, 2025	Interest Rate Payable(1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,180,891	AQR Long-Short Equity Fund, Class R6	$ 22,000,000	USD-SOFR plus 165 bp	7/1/2026	NGFP	$ -
1,362,782	Buffalo High Yield Fund, Institutional Class	14,513,628	USD-SOFR plus 165 bp	6/15/2026	NGFP	(31,785)
1,528,796	BlackRock Strategic Income Opportunities Portfolio, Class K	14,676,440	USD-FED plus 165 bp	6/30/2026	CIBC	59,565
1,864,623	Fidelity Advisor High Income Fund, Class Z	14,618,646	USD-SOFR plus 165 bp	5/30/2028	BRC	21,239
812,918	Nuveen Floating Rate Income Fund, Class R6	14,713,808	USD-SOFR plus 165 bp	5/2/2028	BRC	133,559

					Total:	$ 182,578
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
	(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.